Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	$ 7,653	$ 2,202
Balance at the end	10,274	7,653
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	10,397	4,062
Additions through business combination	4,172	5,335
Additions	1,867	1,133
Disposals	(268)	(133)
Balance at the end	16,168	10,397
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(2,744)	(1,860)
Disposals	2
Depreciation	3,152	884
Balance at the end	(5,894)	(2,744)
Office furniture and computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	1,957	993
Balance at the end	2,284	1,957
Office furniture and computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	3,329	1,989
Additions through business combination	540	473
Additions	893	867
Disposals	(25)
Balance at the end	4,737	3,329
Office furniture and computer equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(1,372)	(996)
Depreciation	1,081	376
Balance at the end	(2,453)	(1,372)
Software and books
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	103	189
Balance at the end	45	103
Software and books | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	417	413
Additions through business combination	2
Additions	41	4
Disposals	(2)
Balance at the end	458	417
Software and books | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(314)	(224)
Depreciation	99	90
Balance at the end	(413)	(314)
Stockroom and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	5,383	799
Balance at the end	7,691	5,383
Stockroom and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	6,255	1,291
Additions through business combination	3,619	4,862
Additions	807	235
Disposals	(231)	(133)
Balance at the end	10,450	6,255
Stockroom and production equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(872)	(492)
Disposals	1
Depreciation	1,888	380
Balance at the end	(2,759)	(872)
Tradeshow equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	6	8
Balance at the end		6
Tradeshow equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	47	47
Balance at the end	47	47
Tradeshow equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(41)	(39)
Depreciation	6	2
Balance at the end	(47)	(41)
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	204	213
Balance at the end	254	204
Leasehold improvement | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	349	322
Additions through business combination	11
Additions	126	27
Disposals	(10)
Balance at the end	476	349
Leasehold improvement | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(145)	(109)
Disposals	1
Depreciation	78	36
Balance at the end	$ (222)	$ (145)